Business combinations (Details Narrative) - BRL (R$) R$ in Thousands													12 Months Ended
	May 23, 2022	Apr. 05, 2022	Mar. 04, 2022	Mar. 04, 2022	Oct. 02, 2021	Aug. 04, 2021	Jun. 02, 2021	May 13, 2021	Apr. 16, 2021	Apr. 08, 2021	Mar. 25, 2021	Jan. 21, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 04, 2022	Jun. 01, 2021
IfrsStatementLineItems [Line Items]
Transaction costs													R$ 13,030
Net revenue													2,329,057	R$ 1,719,371	R$ 1,201,191
Income loss before income taxes													428,433	R$ 273,462	R$ 335,054
Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			100.00%	100.00%
Description of acquiree			The aggregate purchase price of R$26,789 is comprised by: i) R$14,952 paid in cash on the transaction closing date; ii) an earn-out (“contingent consideration”) of up of R$ 19,200 is payable in connection with revenue target achievements for 2023 and 2024; and iii) price adjustment related to net debt of R$763 in favor of selling shareholders. The contingent consideration of R$11,074 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs				R$ 227
Net revenue				12,859
Income loss before income taxes				R$ 1,448
Increase in revenue													2,529
Increase in income before income taxes													867
Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		100.00%
Description of acquiree		The aggregate purchase price of R$42,013 is comprised by: i) R$34,924 paid in cash on the transaction closing date; ii) an earn-out (“contingent consideration”) of up of R$15,000 is payable in connection with revenue target achievements for 2023 and 2024 and other goals; and iii) price adjustment related to net debt of R$333 in favor of Afya Brazil. The contingent consideration of R$7,422 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs		R$ 274
Net revenue		9,934
Income loss before income taxes		2,352
Increase in revenue		2,117
Decrease in income before income taxes		R$ 2,041
Glic [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Description of acquiree	The aggregate purchase price of R$30,597 is comprised by: i) R$21,602 paid in cash on the transaction closing date and ii) an earn-out (“contingent consideration”) of up of R$12,000 is payable in connection with revenue target achievements for 2023 and 2024 and product development goals. The contingent consideration of R$8,995 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs	R$ 222
Net revenue	389
Income loss before income taxes	R$ 1,539
Increase in revenue													173
Decrease in income before income taxes													700
I Clinic [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired												100.00%
Description of acquiree											The aggregate purchase price of R$191,120 is comprised of: (i) 62.6% was paid in cash, and (ii) 37.4% was settled with Afya's shares on the transaction closing date.
Transaction costs												R$ 856
Net revenue												16,456
Income loss before income taxes												R$ 8,250
Increase in revenue													1,158
Increase in income before income taxes													1,320
Medicinae [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired											100.00%
Description of acquiree											The aggregate purchase price of R$9,172 is comprised by: i) R$ 5,600 of which 100% was paid in cash on the transaction closing date; and ii) an earn-out (“contingent consideration”) of up of R$ 4,400 is payable in connection with product development goals for 2021 and revenue achievements for 2022. The contingent consideration of R$3,572 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs											R$ 117
Net revenue											359
Income loss before income taxes											R$ 1,518
Increase in revenue													105
Decrease in income before income taxes													113
Harbour [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																	100.00%
Description of acquiree										The aggregate purchase price of R$11,278 is comprised by: i) R$ 5,000 of which 100% was paid in cash on the transaction closing date; and ii) an earn-out (“contingent consideration”) of up to R$ 9,000 is payable in connection with product development goals for 2021 and 2022 and revenue achievements for 2023. The contingent consideration of R$6,278 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs										R$ 144
Net revenue										1,945
Income loss before income taxes													127
Increase in revenue													1,435
Increase in income before income taxes													926
Revenue of acquiree since acquisition date										R$ 484
Revenue of combined entity as if combination occurred at beginning of period													268
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired									100.00%
Description of acquiree									The aggregate purchase price of R$ 22,089 is comprised by: (i) R$ 16,166 paid in cash; (ii) R$3,000 settled with Afya's shares on the transaction closing date; and (iii) an earn-out (“contingent consideration”) of R$ 3,000 is payable in relation to product development. The contingent consideration of R$2,923 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs									R$ 336
Net revenue													3,268
Income loss before income taxes													1,752
Shosp [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired								100.00%
Description of acquiree								The aggregate purchase price of R$7,901 is comprised by: i) R$ 5,855 was paid in cash; ii) R$ 454 of consideration to be transferred; and iii) an earn-out (“contingent consideration”) of up to R$ 1,793 is payable in relation to product development. The contingent consideration of R$1,592 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs								R$ 188
Net revenue								1,376
Income loss before income taxes								R$ 448
Increase in revenue													306
Decrease in income before income taxes													82
U N I F I P Moc [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%
Description of acquiree							The aggregate purchase price is R$ 328,322 and the total amount was paid in cash. There are 40 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$ 50,000. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and thus the contingent consideration was not measured at acquisition date. Should the additional seats be approved it will result in additional licenses, which will be measured accordingly if and when approved.
Transaction costs							R$ 177
Net revenue							69,887
Income loss before income taxes							R$ 19,458
Increase in revenue													46,150
Increase in income before income taxes													12,847
U N I G R A N [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																100.00%
Description of acquiree						The aggregate original purchase price of R$ 626,116 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate, was adjusted by R$7,160, because of the actual net debt, to R$618,956. There are 82 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$90,200. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and thus the contingent consideration was not measured at acquisition date. Should the additional seats be approved it will result in additional licenses, which will be measured accordingly if and when approved.
Transaction costs						R$ 10,990
Net revenue						123,369
Income loss before income taxes						R$ 33,450
Increase in revenue													150,456
Increase in income before income taxes													22,191
P X P R O [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					100.00%
Description of acquiree					The aggregate purchase price of R$45,622 is comprised by: i) R$ 30,263 was paid in cash; ii) R$ 76 to be paid as price adjustment, iii) R$5,112 settled with Afya's treasury shares on the transaction closing date; and (iv) an earn-out (“contingent consideration”) of R$ 21,000 is payable in relation to revenue achievements. The contingent consideration of R$10,171 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs					R$ 264
Net revenue					907
Income loss before income taxes					R$ 984
Increase in revenue													3,155
Increase in income before income taxes													R$ 325